UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             May 11, 2007

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-11381                   Rexford Holding Management LLC

          28-2826                    Marcus Schloss & Co., Inc.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $30,777


List of Other Included Managers:

      No.      Form 13F File Number        Name

      03       28-2826                     Marcus Schloss & Co., Inc.

      04       28-11381                    Rexford Holding Management LLC

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Adobe Systems Inc                       Com       00724F101   2,089      50,090  Sh        Defined      03,04     50,090    0    0
Agere Systems Inc                       Com       00845V308   3,937     174,039  Sh        Defined      03,04    174,039    0    0
Altiris Inc                             Com       02148M100   1,023      31,099  Sh        Defined      03,04     31,099    0    0
Biosite Inc                             Com       090945106     227       2,700  Sh        Defined      03,04      2,700    0    0
Enzon Pharmaceuticals Inc               Com       293904108   1,788     219,392  Sh        Defined      03,04    219,392    0    0
First Republic Bank San Francisco       Com       336158100   1,348      25,100  Sh        Defined      03,04     25,100    0    0
Four Seasons Hotel Inc              Ltd Vtg Sh    35100E104   4,248      52,900  Sh        Defined      03,04     52,900    0    0
Giant Industries Inc                    Com       374508109   3,548      46,900  Sh        Defined      03,04     46,900    0    0
HJ Heinz Co                             Com       423074103   1,366      29,000  Sh        Defined      03,04     29,000    0    0
Hyperion Solutions Corp                 Com       44914M104   1,176      22,700  Sh        Defined      03,04     22,700    0    0
Intel Corp                              Com       458140100   1,442      75,397  Sh        Defined      03,04     75,397    0    0
Kinder Morgan Inc                       Com       49455P101   1,416      13,300  Sh        Defined      03,04     13,300    0    0
Ligand Pharmaceuticals Inc             Cl B       53220K207     191      18,917  Sh        Defined      03,04     18,917    0    0
New River Pharmaceuticals Inc           Com       648468205   4,363      68,566  Sh        Defined      03,04     68,566    0    0
PHH Corp                                Com       693320202     902      29,500  Sh        Defined      03,04     29,500    0    0
Sears Holdings Corp                     Com       812350106     414       2,300  Sh        Defined      03,04      2,300    0    0
21st Century Insurance Group            Com       91030N103     581      27,400  Sh        Defined      03,04     27,400    0    0
United Surgical Partners
  International Inc                     Com       913016309     718      23,300  Sh        Defined      03,04     23,300    0    0